Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets
Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:
Actuarial gains in the projected benefit obligation in 2022 were primarily the result of an increase in the discount rate.

	Japanese plans		Foreign plans
	December 31		December 31
	2022	2021	2022	2021

	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	909,634	911,121	476,230	477,337
Service cost	29,063	30,194	7,551	3,827
Interest cost	4,851	4,815	7,301	5,965
Plan participants’ contributions	—	—	741	658
Actuarial (gain) loss	(101,222)	2,935	(158,318)	(21,133)
Benefits paid	(46,055)	(39,390)	(19,420)	(13,471)
Plan amendments	(44)	(41)	608	(10,617)
Curtailments and settlements	(1,478)	—	(1,669)	(682)
Foreign currency exchange rate changes	—	—	30,679	34,346

Projected benefit obligations at end of year	794,749	909,634	343,703	476,230
Change in plan assets:
Fair value of plan assets at beginning of year	756,743	724,039	394,912	321,713
Actual return on plan assets	(50,994)	52,688	(135,292)	24,024
Employer contributions	13,400	11,652	18,305	32,130
Plan participants’ contributions	—	—	741	658
Benefits paid	(35,321)	(31,636)	(19,420)	(13,471)
Settlements	—	—	(106)	1,743
Foreign currency exchange rate changes	—	—	29,411	28,115

Fair value of plan assets at end of year	683,828	756,743	288,551	394,912

Funded status at end of year	(110,921)	(152,891)	(55,152)	(81,318)

Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets at December 31, 2022 and 2021 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2022	2021	2022	2021

	(Millions of yen)		(Millions of yen)
Other assets	7,469	2,911	18,442	13,596
Accrued expenses	(1,461)	(1,208)	(1,308)	(1,041)
Accrued pension and severance cost	(116,929)	(154,594)	(72,286)	(93,873)

	(110,921)	(152,891)	(55,152)	(81,318)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes
Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2022 and 2021 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2022	2021	2022	2021

	(Millions of yen)		(Millions of yen)
Actuarial loss	123,711	156,028	92,620	104,647
Prior service credit	(13,662)	(20,371)	(8,597)	(10,319)

	110,049	135,657	84,023	94,328

Accumulated Benefit Obligation for All Defined Benefit Plans
The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2022	2021	2022	2021

	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	769,140	883,462	329,843	462,306

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2022	2021	2022	2021

	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	765,781	895,898	340,589	473,860
Fair value of plan assets	650,680	739,581	283,701	391,054
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	740,658	870,314	321,630	455,164
Fair value of plan assets	650,680	739,581	277,541	386,223

Components of Net Periodic Benefit Cost
Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2022, 2021 and 2020 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2022	2021	2020	2022	2021	2020

	(Millions of yen)			(Millions of yen)
Service cost	29,063	30,194	30,604	7,551	3,827	5,303
Interest cost	4,851	4,815	4,064	7,301	5,965	6,087
Expected return on plan assets	(23,161)	(21,618)	(21,013)	(17,001)	(15,221)	(12,006)
Amortization of prior service credit	(6,743)	(8,303)	(8,732)	(1,114)	(818)	(675)
Amortization of actuarial loss	5,230	8,768	12,401	5,989	7,341	6,122
(Gain) loss on curtailments and settlements	(666)	—	—	(627)	—	236

	8,574	13,856	17,324	2,099	1,094	5,067

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2022, 2021 and 2020 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2022	2021	2020	2022	2021	2020

	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(27,067)	(28,135)	(26,479)	(6,024)	(29,936)	31,296
Current year prior service credit	(44)	(41)	(859)	608	(10,617)	(1,463)
Amortization of actuarial loss	(5,230)	(8,768)	(12,401)	(5,989)	(7,341)	(6,122)
Amortization of prior service credit	6,743	8,303	8,732	1,114	818	675
Curtailments and settlements	(10)	—	—	(14)	(531)	(966)

	(25,608)	(28,641)	(31,007)	(10,305)	(47,607)	23,420

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2022	2021	2022	2021
Discount rate	1.2%	0.5%	4.1%	1.5%
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.5%	0.7%
Interest crediting rate for cash balance plans	1.8%	1.9%	1.0%	1.0%

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2022	2021	2020	2022	2021	2020
Discount rate	0.5%	0.5%	0.5%	1.5%	1.5%	1.6%
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.6%	0.7%	0.9%	1.0%
Expected long-term rate of return on plan assets	3.1%	3.0%	3.0%	5.7%	4.4%	4.8%
Interest crediting rate for cash balance plans	1.9%	1.9%	1.9%	1.0%	1.0%	1.0%

Fair Values of Company's Pension Plans Assets
The three levels of input used to measure fair value are more fully described in Note 22. The fair values of Canon’s pension plan assets at December 31, 2022 and 2021, by asset category, are as follows:

	December 31, 2022
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	92,382	—	—	92,382	—	—	—	—
Foreign companies	10,373	—	—	10,373	9,382	—	—	9,382
Pooled funds (b)	—	167,605	—	167,605	—	31,481	—	31,481
Debt securities:
Government bonds (c)	69,331	—	—	69,331	—	—	—	—
Municipal bonds	—	1,071	—	1,071	—	3,244	—	3,244
Corporate bonds	—	13,986	—	13,986	—	16,970	—	16,970
Pooled funds (d)	—	134,266	—	134,266	—	113,005	—	113,005
Mortgage backed securities (and other asset backed securities)	—	11,309	—	11,309	—	9,804	—	9,804
Insurance contracts	—	95,029	—	95,029	—	13,153	27,824	40,977
Other assets	—	75,736	1,189	76,925	—	33,927	—	33,927
Investment measured at net asset value	—	—	—	11,551	—	—	—	29,761

	172,086	499,002	1,189	683,828	9,382	221,584	27,824	288,551

	December 31, 2021
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	95,698	—	—	95,698	—	—	—	—
Foreign companies	12,746	—	—	12,746	11,628	—	—	11,628
Pooled funds (f)	—	180,286	—	180,286	—	43,026	—	43,026
Debt securities:
Government bonds (g)	133,691	—	—	133,691	—	—	—	—
Municipal bonds	—	1,264	—	1,264	—	2,899	—	2,899
Corporate bonds	—	19,373	—	19,373	—	7,821	—	7,821
Pooled funds (h)	—	145,348	—	145,348	—	138,687	—	138,687
Mortgage backed securities (and other asset backed securities)	—	11,449	—	11,449	—	6,826	—	6,826
Insurance contracts	—	114,624	—	114,624	—	6,287	39,398	45,685
Other assets	—	28,181	366	28,547	—	106,657	532	107,189
Investment measured at net asset value	—	—	—	13,717	—	—	—	31,151

	242,135	500,525	366	756,743	11,628	312,203	39,930	394,912

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥236 million.
(b)	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
( c )	This class includes approximately 65 % Japanese government bonds and 35% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
( d )
These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 55% foreign government bonds and 45% corporate bonds for foreign plans.

(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥ 234 million.
(f )	These funds invest in listed equity securities consisting of approximately 30 % Japanese companies and 70 % foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
( g )	This class includes approximately 80 % Japanese government bonds and 20 % foreign government bonds for Japanese plans.
( h )
These funds invest in approximately
25
% Japanese government bonds,
55
% foreign government bonds,
5
% Japanese municipal bonds, and
15
% corporate bonds for Japanese plans. These funds invest in approximately
75
% foreign government bonds and
25
% corporate bonds for foreign plans.

Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2023	46,177	15,856
2024	45,013	16,721
2025	46,423	17,591
2026	44,715	18,722
2027	49,524	19,985
2028 – 2032	224,410	118,393